Minimum Aggregate Rental Commitments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
2019	$ 230
2020	218
2021	224
2022	229
2023	235
All future years	529
Aggregate total	$ 1,665